Summary of significant accounting policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / ¥	Dec. 31, 2017 CNY (¥) $ / ¥
Foreign currency translation
Foreign currency translation adjustments	$ (3,254)	¥ (21,170)
Translation rate calculated the noon buying rate set for on June 30, 2017	6.5063	6.5063